Business combination	12 Months Ended
Apr. 02, 2023
Disclosure of detailed information about business combination [abstract]
Business combination	Business combination
The Company and a former distributor of the Company's products in Japan, Sazaby League, Ltd. ("Sazaby League"), entered into an agreement (the "Joint Venture Agreement") to form a joint venture (the “Japan Joint Venture”) pursuant to which the Company acquired 50% of the issued and outstanding voting shares of the legal entity comprising the joint venture, Canada Goose Japan, K.K. (“CG Japan”), on April 4, 2022. CG Japan was established to market, distribute and sell Canada Goose products, and to operate retail stores and e-Commerce in Japan.
Prior to the establishment of CG Japan, the Company sold its products to Sazaby League. The majority of sales historically occurred in the first and second quarters and were recorded in the Wholesale operating segment. Subsequent to the transaction, the Company has consolidated the results of CG Japan and revenue and results of operations will be aligned to the respective operating segments and are expected to occur more in line with the seasonality of the Company's Wholesale and DTC segments.
Management performed an analysis under IFRS 10, Consolidated Financial Statements and since the Company has the power to direct the relevant activities of CG Japan, is exposed to variable returns, and can use its power to influence those returns, management determined that the Company has control over CG Japan for accounting purposes. In addition, management performed an analysis under IFRS 3, Business Combinations and has determined that the Company is the acquirer of CG Japan. Management determined that the assets and processes acquired comprised a business and therefore, accounted for the transaction as a business combination using the acquisition method of accounting. Under the acquisition method, assets and liabilities of the acquiree are recorded at their fair values.
The Company paid cash consideration to CG Japan of JPY250.0m ($2.6m) plus deferred contingent consideration to the non-controlling shareholder with an estimated fair value of JPY1,958.9m ($20.0m) resulting in total consideration of JPY2,208.9m ($22.6m). The deferred contingent consideration is payable if an agreed cumulative adjusted EBIT target is not reached through the period ended June 30, 2026. The fair value of the applicable contingent consideration is determined based on the estimated financial outcome and the resulting expected contingent consideration to be paid, discounted using an appropriate rate. As at April 4, 2022, the contingent consideration amount was recorded in other long-term liabilities. The amount of contingent consideration is remeasured at its fair value each reporting period, with changes in fair value recorded in the consolidated statements of income and comprehensive income. The Company recorded a decrease of JPY301.2m ($3.2m, excluding translation gains of $0.3m) on the remeasurement of the contingent consideration during the year ended April 2, 2023, resulting in the fair value of the contingent consideration of JPY1,657.7m ($16.8m). For the year ended April 2, 2023, the gain on the fair value remeasurement was recorded within net interest, finance and other costs in the consolidated statements of income.
The Company incurred $1.3m in transaction related costs which are included in SG&A expenses in the consolidated statements of income and consolidated statements of comprehensive income for the year ended April 2, 2023. For the year ended April 3, 2022, the Company incurred $0.7m in transaction related costs.
Assets acquired and liabilities assumed have been recorded based on the final valuation of their fair values at the date of acquisition as follows:

$
Assets acquired
Cash	5.4
Inventories	27.3
Property, plant and equipment	1.2
Intangible assets	14.9
Right-of-use assets	3.3
Goodwill	10.8
Other assets	2.4
65.3
Liabilities assumed
Bank loan	19.4
Lease liabilities	3.2
Warranty provision	0.3
22.9

Total identifiable net assets acquired	42.4
Less: Deferred tax liability	(8.1)
Less: Non-controlling interests	(11.7)
Net assets acquired	22.6

Consideration
Cash paid	2.6
Contingent consideration	20.0
Total purchase consideration	22.6

Cash consideration paid	(2.6)
Plus: Cash balance acquired	5.4
Net cash inflow on business combination	2.8
The determination of the fair value of assets acquired and liabilities assumed is based on estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed that were finalized as at the reporting date, within one year of the acquisition.
Goodwill is calculated as the difference between total consideration and the fair value of the net assets acquired and is attributable to expected synergies between CG Japan and the Company’s existing operations. Goodwill of $10.8m was recognized as the excess of the acquisition cost over the fair value of net identifiable assets at the date of acquisition. Goodwill recognized is not expected to be deductible for income tax purposes. Intangible assets of $14.9m relate to the fair value of the customer list and reacquired distribution rights of the Japan market, which will be amortized over a 10-year period.
The fair value of property, plant and equipment and right-of-use assets was based on management’s assessment of the acquired assets’ condition, as well as an evaluation of the current market value for such assets. In addition, the Company considered the length of time over which the economic benefit of these assets is expected to be realized and estimated the useful life of such assets as of the acquisition date. The fair value of inventories has been measured at net realizable value, less cost to sell.
CG Japan’s results are consolidated into the Company’s financial results effective April 4, 2022. For the year ended April 2, 2023, CG Japan contributed approximately $54.0m to the Company’s consolidated revenue and $1.0m to the Company’s operating income.
In connection with the business combination, the Joint Venture Agreement includes a put option that allows the non-controlling shareholder to sell its 50% interest to the Company within six months after certain circumstances constituting a "put option trigger" event occur. If the put option is not exercised during such six-month period, the put option will expire. The Company established a financial liability for the put option in respect of non-controlling interests. The fair value of the put option is classified as Level 3 within IFRS 13, Fair value measurement. As at April 4, 2022, the fair value of the put option held in Japanese yen by the non-controlling shareholder was recorded in other long-term liabilities in the amount of JPY2,076.4m ($21.2m).
The Company recorded the put option liability based on the present value of the amount expected to be paid to the non-controlling shareholder if exercised. Subsequently, the put option liability is adjusted to reflect changes in the present value of the amount that could be required to be paid at each reporting date, with fluctuations being recorded within the Company's consolidated statements of income, until it is exercised or expires. The Company recorded an increase of JPY1,079.9m ($10.9m, excluding translation losses of less than $0.1m) on the remeasurement of the put option liability during the year ended April 2, 2023 resulting in a balance of JPY3,156.3m ($32.1m). For the year ended April 2, 2023, the loss on the fair value remeasurement was recorded within net interest, finance and other costs in the consolidated statements of income.